CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Series B Convertible Preferred Stock	Series C Convertible Preferred Stock	Series D Convertible Preferred Stock	Series G Convertible Preferred Stock	Series H Convertible Preferred Stock	Common Stock [Member]	Treasury Stock	Loan Receivable	Paid-In Capital	Accumulated Deficit	Total
Balances at beginning at Dec. 31, 2018						$ 3,822	$ (643,059)		$ 81,306,958	$ (66,151,332)	$ 14,516,389
Balances at beginning (in shares) at Dec. 31, 2018	45,000	700				1,822,243	1,040
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for joint venture						$ 100			17,899,900		17,900,000
Common stock issued for joint venture (in shares)						10,000,000
Common stock issued for services						$ 10			235,890		235,900
Common stock issued for services (in shares)						9,500
Common stock issued for conversion of convertible debt and accrued interest						$ 75			1,420,059		1,420,134
Common stock issued for conversion of convertible debt and accrued interest (in shares)						74,762
Common stock issued for stock loan						$ 200		(7,610,147)	7,609,947
Common stock issued for stock loan (in shares)						200,267
Common stock issued for penalty						$ 59			975,006		975,065
Common stock issued for penalty (in shares)						59,820
Common stock issued for cashless exercise of warrants						$ 46			(46)
Common stock issued for cashless exercise of warrants (in shares)						4,566,214
Cancellation of shares for exchange of Mobiquity shares						$ (2)			(797,998)		(798,000)
Cancellation of shares for exchange of Mobiquity shares (in shares)						(200,000)
Series H preferred stock issued for acquisition									8,400,000		8,400,000
Series H preferred stock issued for acquisition (in shares)					20,000
Stock options issued for services									766,804		766,804
Fair value of beneficial conversion feature of converted/debt repaid									2,264,578		2,264,578
Relative fair value of warrants issued with convertible debt									1,634,760		1,634,760
Fair value of warrants issued									$ 120,476,603		$ 120,476,603
Rounding of shares due to stock split
Rounding of shares due to stock split (in shares)						3,545
Net loss										(186,505,119)	$ (186,505,119)
Balances at ending at Dec. 31, 2019						$ 4,310	$ (643,059)	(7,610,147)	242,192,461	(252,656,451)	(18,712,886)
Balances at ending (in shares) at Dec. 31, 2019	45,000	700			20,000	16,536,351	1,040
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for conversion of convertible debt						$ 1,401			1,309,678		1,311,079
Common stock issued for conversion of convertible debt (in shares)						140,138,107
Common stock issued for joint venture						$ 1,000			5,499,000		5,500,000
Common stock issued for joint venture (in shares)						100,000,000
Fair value of beneficial conversion feature of converted/debt repaid									2,038,392		2,038,392
Net loss										(17,994,888)	(17,994,888)
Balances at ending at Dec. 31, 2020						$ 6,711	$ (643,059)	$ (7,610,147)	$ 251,039,531	$ (270,651,339)	$ (27,858,303)
Balances at ending (in shares) at Dec. 31, 2020	45,000	700			20,000	256,674,458	1,040